Investments in Affiliates - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2013 CNY (¥)	May 31, 2011 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017
Investments in and Advances to Affiliates [Line Items]
Recognized impairment losses				¥ 0		¥ 38,214	¥ 0
Impairment loss recognized on investments due to COVID-19						1,831
Income (loss) from equity in affiliates				¥ 301,979	$ 47,387	100,257	¥ 115,809
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture		¥ 4,000
Equity Interest ownership		40.00%
Wanjia Win-Win Assets Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture	¥ 21,000
Equity Interest ownership	35.00%							28.00%
Gopher Transform Private Fund
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture			¥ 150,000
Recognized impairment losses						28,156
Investment at cost, percentage			48.00%
Private Equity Fund Investment
Investments in and Advances to Affiliates [Line Items]
Recognized impairment losses						¥ 8,227
Gopher Asset Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Equity Interest ownership				10.00%	10.00%			35.00%
Maximum | Gopher Asset Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Equity Interest ownership								10.00%